Invested Assets and Investment Income - Summary of Rental Income of Investment Properties (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Rental income from investment properties	$ 837	$ 874
Direct operating expenses of rental investment properties	(464)	(491)
Total	$ 373	$ 383